Leases - Schedule of Operating lease and Lease Cost (Details) - USD ($)		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Operating lease and Lease Cost [Abstract]
Operating right-of-use assets		$ 807,360
Amortization of right-of-use assets		(101,838)
Right-of-use assets, net		705,522
Operating lease liabilities, current portion		134,331
Operating lease liabilities, non-current portion		625,080
Total operating lease liabilities		$ 759,411
Weighted average remaining lease term		4 years 7 months 24 days
Weighted average discount rate	[1]	7.11%
Operating lease expense excluding short-term lease expense		$ 138,781
Short-term lease expense		97,593	130,853
Total		236,374	130,853
Cash paid for operating leases		$ 84,766

[1]	The U.S. prime rate was applied as an alternative to the discount rate for lease assets located in the U.S., and the Philippines overnight lending rate was applied as an alternative to the discount rate for lease assets located in the Philippines, given the fact that the rate implicit in the Group’s leases is not readily determinable, and that as of June 30, 2025, the Group had no bank loans.